Finance cost, net (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure Of Finance Cost Components
The components of finance cost for the years ended December 31, 2024, 2023 and 2022, are as follows:

	2024	2023	2022

Interest expense on borrowings, including leases	$25,846	$23,545	$21,818
Line of credit commitment fees	657	694	710
Net interest costs on pension and OPEB benefits	37	64	39
Accretion expense on provisions	2,309	1,813	976
(Benefit)/cost from interest rate swap	(71)	186	(3,461)
Capitalized interest	(732)	(2,826)	(466)
Finance income	(1,468)	(950)	(436)
Other	(403)	(282)	(102)
Total finance cost, net	$26,175	$22,244	$19,078